GENERAL (Details Narrative) RM in Millions	Dec. 26, 2025 MYR (RM)	Dec. 12, 2025 SGD ($) shares	Aug. 22, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Issued capital, amount				$ 19,174,826	$ 24,656,909	$ 23,793,950
LongevityBank Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Cash consideration			$ 1
Description of diluted equity interest percentage		the effective equity interest held in LongevityBank diluted from 90% to 77% whereas effective equity interest held in Puricell Lab further diluted from 86% to 73%.	the effective equity interest held in Puricell Lab diluted from 95% to 86%
Number of shares issued | shares		140,000
Issued capital, amount		$ 700,000
CytoMed Therapeutics (Malaysia) Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Cash consideration | RM	RM 7.5
Description of diluted equity interest percentage	the effective equity interest held in CytoMed Malaysia remains at 100%.